Document and Entity Information	0 Months Ended
Mar. 19, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 19, 2014
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Mar. 19, 2014
Document Effective Date	Mar. 19, 2014
Prospectus Date	Mar. 28, 2014
MONTIBUS SMALL CAP GROWTH FUND | Class A
Risk/Return:
Trading Symbol	SGWAX
MONTIBUS SMALL CAP GROWTH FUND | Advisor Class
Risk/Return:
Trading Symbol	SGWYX
MONTIBUS SMALL CAP GROWTH FUND | Institutional Class
Risk/Return:
Trading Symbol	SGRIX